Investments in Financial Instruments - Available-for-sale financial assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 2,586,601
Balance at the end of year	2,494,711	$ 2,586,601
Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund		98,017
Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	176,416
FVOCIL
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	2,586,601	3,384,262
Change in fair value in other comprehensive income (loss)	(91,890)	(797,661)
Balance at the end of year	2,494,711	2,586,601
FVOCIL | Open-Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	674,451	773,209
Change in fair value in other comprehensive income (loss)	110,318	(98,758)
Balance at the end of year	784,769	674,451
FVOCIL | Publicly Traded Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	1,912,150	2,611,053
Change in fair value in other comprehensive income (loss)	(202,208)	(698,903)
Balance at the end of year	$ 1,709,942	$ 1,912,150